LONG-TERM INVESTMENTS, NET	12 Months Ended
Sep. 30, 2025
Investments, All Other Investments [Abstract]
LONG-TERM INVESTMENTS, NET

NOTE 9 - LONG-TERM INVESTMENTS, NET

The Company’s long-term investments consisted of equity investments accounted for using the equity method, including Shuifu Yongcheng Technology Co., Ltd. (“Shuifu Yongcheng”) and Sichuan Hongzhuo Shuya Energy Co., Ltd. (“Hongzhuo Shuya), and equity investments accounted for using the measurement alternative, including Sichuan TIBO Fluid Technology Co., Ltd. (“Sichuan TIBO”). As of September 30, 2025, all the abovementioned long-term investments were fully disposed and carried no balance on the books.

Long-term investments consisted of the following:

	As of September 30,
	2025	2024
Equity method investments, net	$-	$760,713
Equity investments using the measurement alternative	-	997,802
Long-term investment, net	$-	$1,758,515

Equity investments accounted for using the equity method

Shuifu Yongcheng is a limited liability company incorporated on April 7, 2020, under the laws of PRC, engaged in LNG and CNG operation. Sichuan Leishen Hongzhuo held a 34% equity interest, with a capital commitment of RMB 3.4 million ($478,503), of which RMB 2.0 million ($308,384) was contributed in 2020. In 2021, due to disagreement in the future development direction and the inability to obtain the relevant financial information, Sichuan Leishen Hongzhuo reassessed the investment and recorded impairment for its long-term investment in Shuifu Yongcheng with book value RMB 2 million ($308,384). In August 2025, Sichuan Leishen Hongzhuo contributed self-produced inventories to fulfill the remaining funding obligation of RMB 1.4 million ($198,778) and subsequently sold its 34% equity interest to unrelated third parties for RMB 2.95 million ($415,412). As a result of the transaction, Sichuan Leishen Hongzhuo realized a gain of $216,634 and no longer holds any equity interest in Shuifu Yongcheng.

Hongzhuo Shuya is a limited liability company incorporated on February 28, 2019, under the laws of PRC, engaged in LNG and CNG operation. Sichuan Leishen Hongzhuo initially held a 51% equity interest of it. On July 6, 2022, Leishen Hongzuo transferred 10% of all the existing shares of Hongzhuo Shuya to Sichuan Shunengwei Energy Technology Co., Ltd., which decreased the proportion of shares held to 41%. On September 12, 2025, Sichuan Leishen Hongzhuo entered into a share transfer agreement with Chengdu Jiajiaqi Technology Co., Ltd, selling its 41% equity interest in Hongzhuo Shuya for RMB 5.88 million ($827,316). At the time of the sale, the carrying value of the equity in Hongzhuo Shuya was RMB 5,17million ($728,474). As a result of the transaction, Sichuan Leishen Hongzhuo realized a gain of $98,842 and no longer holds any equity interest in Hongzhuo Shuya.

Below is a reconciliation of the Company’s equity investments accounted for using the equity method for the years ended September 30, 2025, 2024 and 2023:

	2025	2024	2023
Balance at the beginning of the year	$760,713	$696,618	$573,906
Additions		57,083	50,141
Share of results of equity investees	211,835	(10,125)	78,966
Effect of foreign currency translation	(10,502)	17,137	(6,395)
Disposal of equity interests	(962,046)	-	-
Total	$-	$760,713	$696,618

Equity investments using the measurement alternative

Sichuan TIBO is a limited liability company incorporated on April 10, 2008, under the laws of PRC, engaged in cleaning equipment manufacturing. As of January 2021, China Oil Blue Ocean held 85% of the equity of Sichuan TIBO purchased for of RMB14.85 million (approximately US$2,120,300). In May 2022 and September 2022, China Oil Blue Ocean transferred its 2.5% and 42.5% shares of Sichuan TIBO to Jining Eni Energy Technology Co., Ltd. After that, the share held by China Oil Blue Ocean in Sichuan TIBO decreased to 40%. Considering the Company does not participate in actual operation of Sichuan TIBO, and its control exists through means other than through ownership of a majority, its fair value cannot be determined. Based on this, the Company uses alternative accounting for this investment without readily determinable fair value.

On February 8, 2025, China Oil Blue Ocean entered into a share transfer agreement with Jining Eni Energy Technology Co., Ltd, selling its 40% shares in Sichuan TIBO for RMB 6.99 million ($984,026). As a result of the transaction, China Oil Blue Ocean did not result in any gain or loss, and no longer holds any equity interest in Sichuan TIBO.

As of September 30, 2025 and 2024, the carrying value of equity investments accounted for using the measurement alternative was nil and RMB6.99 million (approximately US$997,800). No investment income was recognized in the Company’s consolidated statements of operations and comprehensive income for the years ended September 30, 2025, 2024 and 2023.